PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

The accompanying consolidated financial statements include the financial statements of Uxin Limited (the “Company” or “Uxin”), its subsidiaries and the former variable interest entities (“VIEs”). The Company, its subsidiaries and the former consolidated VIEs are collectively referred to as the “Group”.

The Company was incorporated under the laws of the Cayman Islands as an exempted limited liability company on December 8, 2011. The Company serves as an investment holding company and currently has no operations of its own.

The Group’s principal operations and geographic market is in the People’s Republic of China (“PRC”). The Group operates vehicle sales business through an “inventory-owning” model where the Group sells its own inventory of used vehicles.

As of March 31, 2024, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect equity ownership	Principal activities

Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd. (“Uxin Hefei”)	Hefei	September 8, 2021	88%	Vehicle sales
Youfang (Beijing) Information Technology Co., Ltd.	Beijing	March 25, 2016	100%	Vehicle sales
Youtang (Shaanxi) Information Technology Co., Ltd.	Xi’an	May 12, 2022	100%	Vehicle sales

Variable interest entities

In order to comply with PRC regulatory requirements restricting foreign ownership of internet information services under value-added telecommunications services and certain other businesses in China, the Company used to operate online platforms that provided internet information services and engaged in other foreign-ownership-restricted businesses through certain PRC domestic companies, whose equity interests were held by certain management members of the Company (“Nominee Shareholders”). The Company obtained control, as determined under US GAAP, over these PRC domestic companies (“former VIEs”) by entering into a series of contractual arrangements, including exclusive options agreements, power of attorney, exclusive business cooperation agreements (which includes arrangements which provide for services to these domestic companies), equity pledge agreements and loan agreements, with these PRC domestic companies and their respective Nominee Shareholders. Historically, we, through Yougu (Shanghai) Information Technology Co., Ltd. and Youxinpai (Beijing) Information Technology Co., Ltd., had a series of contractual arrangements with the former VIEs and the shareholders of the former VIEs until the Company conducted a series of restructuring transactions in March 2022 to terminate the historical contractual arrangements with the former VIEs, which have become the Company’s wholly-owned subsidiaries, effective from March 31, 2022 (“Restructuring”). As a result of these historical contractual arrangements, we were able to direct the activities of and derive the economic benefits from the former VIEs and were considered the primary beneficiary of the former VIEs, and we have consolidated the financial results of these companies in our consolidated financial statements (through the date of our Restructuring) in accordance with U.S. GAAP. Neither Uxin Limited nor its investors have had an equity ownership in, direct foreign investment in, or control, other than as defined under U.S. GAAP, through contractual arrangements with, the former VIEs. The contractual arrangements were not equivalent to an equity ownership in the business of the former VIEs and their subsidiaries in China. After the Restructuring, we continue to consolidate the financial results of these companies in our consolidated financial statements as they have become our wholly owned subsidiaries.

Pursuant to the Restructuring, the wholly owned subsidiaries that previously had contractual arrangements with the former VIEs and their respective shareholders purchased all equity interests held by such shareholders in the former VIEs. Accordingly, all contractual arrangements that enabled such shareholders to exercise effective control over the former VIEs, receive substantially all of the economic benefits of the former VIEs and have exclusive options to purchase all or part of the equity interests in the former VIEs, were effectively terminated on March 31, 2022.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

Liquidity

The Company has incurred net losses since inception and, as of March 31, 2024, had an accumulated deficit in the amount of approximately RMB19.4 billion. The Company’s current liabilities exceeded its current assets by approximately RMB658.8 million as of March 31, 2024. The Company’s cash balance as of March 31, 2024 was approximately RMB23.3 million, and its operating cash outflow during the fiscal year ended March 31, 2024 was approximately RMB262.4 million. These adverse conditions and events raise substantial doubt about the Group’s ability to continue as a going concern. Accordingly, management assessed the Company’s ability to meet its maturing obligations and working capital requirements over the next twelve months. This assessment included an evaluation of whether management’s business and financing plans would be sufficient to conclude the Company could continue as a going concern.

The Company’s ability to continue as a going concern is dependent on the effective implementation of management’s plans to mitigate these conditions and events. A summary of management’s plans includes:

Improvement in cash flows from operations:

●	Increase in sales and the gross margin on automobile sales, optimize the cost structure of the Group to reduce discretional expenses such as labour costs, advertising expenses and administrative expenses.

External equity and debt financing:

●	As of the date of the issuance of the consolidated financial statements, the Company was entitled to a consideration receivable of US$9.4 million due from NIO Capital expected to be received no later than December 31, 2024 for the subscription of its senior convertible preferred shares, which had been converted into ordinary shares in March 2024.

●	On March 18, 2024, the Company entered into a non-binding term sheet with an investment fund (“NC Fund”) for an aggregate amount of financing of RMB200.0 million at a subscription price of US$0.004858 per share. Management is under negotiation with NC fund to complete the investment.

●	As of March 31, 2024, the Group obtained an aggregated inventory-pledging facilities amount of RMB290.0 million (equivalent to approximately US$40.2 million) from certain reputable banks and financial institution in the PRC. As of March 31, 2024, the Company had the outstanding borrowings of RMB55.0 million under the inventory-pledged financing facilities and the unused facilities amounted to RMB235.0 million. These facilities will mature within one year since the date of the issuance of the consolidated financial statements. Management plans to obtain the renewals of the facilities when they become mature.

●	Pursuant to an equity investment agreement entered into in September 2023 with Hefei Construction Investment North City Industrial Investment Co., Ltd. (“HCI”), who is also the lessor of the used car retail superstore (the “Superstore”) in Hefei, HCI will invest by multiple instalments in Uxin Hefei, and each instalment will be made after the lease payment made by Uxin Hefei over a 10-year period. The first-year rental of approximately RMB147.1 million was converted into the investment of approximately 12.02% equity interests in Uxin Hefei by HCI in October 2023 (Note 17). Management plans to further negotiate with HCI to seek net cash flow settlement of the future rental instalments to reduce the cash outflows in relation to the Hefei Superstore;

●	On June 21, 2024, the Company entered into another supplemental agreement with WeBank which revised and extended the repayment schedule of RMB30.0 million each due on June 30, 2024 and December 31, 2024 respectively to the monthly repayments of RMB2.5 million for each month from December 2024 to November 2026.

The Company’s plans include significant, subjective assumptions that are subject to uncertainty. These assumptions include increasing demand for used cars over the next twelve months, achieving the profit improvement and costs and expenses optimization. In addition, the planned equity and debt financings that are not already contractually committed may not be available at terms that are favourable to the Company, or in amounts that are not sufficient to meet the Company’s needs over the next twelve months.

Based on the evaluation, management has concluded that these uncertainties cast substantial doubt on the Company’s ability to meet its maturing obligations and working capital requirements over the next twelve months, which would impact the Company’s ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)